Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Net loss	$ (1,629)	$ (1,372)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	53	161
Stock-based compensation	73	89
Change in allowance for doubtful accounts	68	1
Changes in operating assets and liabilities:
Accounts receivable	(1,156)	(1,010)
Inventory	154	(745)
Prepaid expenses and other current assets	73	20
Accounts payable	448	989
Accrued expenses	131	343
Taxes payable	(8)	5
Other liabilities	1	(4)
Net cash used in operating activities	(1,792)	(1,523)
INVESTING ACTIVITIES:
Purchase of fixed assets	(179)	(106)
Net cash used in investing activities	(179)	(106)
FINANCING ACTIVITIES:
Proceeds from line of credit, net of repayments		738
Proceeds from exercise of stock options		26
Proceeds from PPP SBA loan	335
Payments of taxes on RSU withholding	(6)
Net cash provided by financing activities	329	764
Net decrease in cash and cash equivalents	(1,642)	(865)
Effect of exchange rate changes on cash	(17)	12
Cash and cash equivalents, beginning of period	5,969	991
Cash and cash equivalents, end of period	4,310	138
Cash paid during period for:
Interest		37
Income taxes	12
Supplemental disclosure of non-cash transactions:
Conversion of notes payable		$ 741
Recognition of lease liability and right-of-use asset	556
Beneficial conversion feature on convertible notes	$ 6